Other Assets - Summary of Finance Lease Receivables (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	₨ 3,599	₨ 5,304
Less: Unearned finance income	(187)	(294)
Present value of minimum lease payment receivables	3,412	5,010
Present value of minimum lease payment receivables	3,412	5,010
Present value of minimum lease payment receivables	3,412	5,010
Non-current finance lease receivables	1,794	2,739
Current finance lease receivables	1,618	2,271
Not later than one year [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	1,742	2,414
Present value of minimum lease payment receivables	1,618	2,271
Present value of minimum lease payment receivables	1,618	2,271
Present value of minimum lease payment receivables	1,618	2,271
Later than one year but not later than five years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	1,813	2,890
Present value of minimum lease payment receivables	1,752	2,739
Present value of minimum lease payment receivables	1,752	2,739
Present value of minimum lease payment receivables	1,752	₨ 2,739
Later than five years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	44
Present value of minimum lease payment receivables	42
Present value of minimum lease payment receivables	42
Present value of minimum lease payment receivables	₨ 42